SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]


         Pre-Effective Amendment No. _2_                   [X]


         Post-Effective Amendment No. __                   [_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                       [X]


         Amendment No. _2_                                 [X]


--------------------------------------------------------------

LABRADOR MUTUAL FUND
(formerly named "Labrador Fund")
(Exact name of registrant as specified in charter)
--------------------------------------------------------------

2344 Corte De La Jara, Pleasanton, California 94566
(Address of principal executive offices)

Registrant's Telephone Number: 510-461-1848
--------------------------------------------------------------
Peter Allen Schuh, 2344 Corte De La Jara, Pleasanton,
California 94566
(Name and address of agent for service)


--------------------------------------------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration
Statement.


The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




LABRADOR MUTUAL FUND
FORM N-1A CROSS REFERENCE SHEET
Pursuant to Rule 481(a)
-----------------------



Item in Part A of Form N-1A               Location in Prospectus
---------------------------               ----------------------

1. Cover Page                             Cover Page

2. Synopsis                               Summary of Fund
                                          Expenses

3. Condensed Financial Information        Not Applicable

4. General Description of                 Cover Page; General
   Registrant                             Information

5. Management of the Fund                 Management Services

5A. Managers Discussion of                Not Applicable
    Fund Performance

6. Capital Stock and Other                General Information
   Securities

7. Purchase of Securities                 How to Buy Shares;
   Being Offered                          Distribution and
                                          Shareholder Servicing
                                          Plan

8. Redemption or Repurchase               How to Redeem Shares

9. Pending Legal Proceedings              Not Applicable

Item in Part B of Form N1-A               Location In Statement
                                          of
                                          Additional Information
---------------------------               -----------------------

10. Cover Page                            Cover Page

11. Table of Contents                     Table of Contents

12. General Information and               General Information;
    History                               General Information
                                          (Prospectus)

13. Investment Objectives                 Investment Objective
                                          and
    and Policies                          Policies

14. Management of the Registrant          Management

15. Control Persons and Principal         Trustees and Officers
    Holders of Securities                 (Prospectus)

16. Investment Advisory and               Management
    Other Services

17. Brokerage Allocation                  Portfolio Transactions;
                                          Distribution and
                                          Shareholder Servicing
                                          Plan

18. Capital Stock and Other               General Information;
    Securities                            General Information
                                          (Prospectus)

19. Purchase, Redemption and              Redemption of Fund
    Pricing of Securities                 Shares
    Being offered                         How to Buy Shares
                                          (Prospectus); How to
                                          Redeem Shares
                                          (Prospectus) Valuation

20. Tax Status                            Dividends,
                                          Distributions
                                          and Taxes (Prospectus)

21. Underwriters                          General Information

22. Calculation of Performance            Not Applicable
    Data

23. Financial Statements                  Financial Statements




INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


PRELIMINARY PROSPECTUS
SUBJECT TO COMPLETION

LABRADOR MUTUAL FUND
2344 Corte De La Jara
Pleasanton, California 94566
Telephone: 510.461.1848

February ___, 1998
          Labrador Mutual Fund, (the "fund") is a mutual fund that invests principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the fund's management, not only meet traditional investment standards, but also show evidence that they are high quality companies that conduct their business in a socially responsible manner. Investment advisory and management services are provided to the Fund by Labrador Investment Advisors, Inc. (the "Manager"). For a description of the Fund's investment objective and policies, including the risk factors associated with an investment in the Fund, see "Investment Objective, Policies And Risks." There can be no assurance that the Fund's investment objective will be achieved.

         This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone number or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.


SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE LOSS OF
PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS


Summary of Fund Expenses............................

Investment Objective, Policies and Risks............

Management Services.................................

How to Buy Shares...................................

How to Redeem Shares................................

Distribution and Shareholder Servicing Plan.........

Dividends, Distributions and Taxes..................

Systematic Investment Plan..........................

Advertising the Fund's Performance..................

General Information.................................




SUMMARY OF FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of
offering price)...........................  None

Redemption Fee (as a percentage of the amount
subject to charge)........................  None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Management Fees (after fee waiver)*.........1.35%**

12b-1 Fees***............................... .25%

Other Expenses*............................. 1.00%

Total Fund Operating Expenses (after fee waiver)*... 2.60%

EXAMPLE
         You would pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period:

1 YEAR............................................... $26

3 YEARS.............................................. $81

EXAMPLE
         You would pay the following expenses on the same
investment, assuming no redemption:
1 YEAR............................................... $26

3 YEARS.............................................. $81

--------------------


* Based on estimated expenses for the current fiscal year. The Manager has undertaken, until such time as it gives investors 60 days notice to the contrary, to waive its investment advisory fee to the extent Total Fund Operating Expenses (other than interest, taxes, brokerage fees and extraordinary items) exceed 2.60%, except that the amount of such obligation will not exceed the amount of fees received by the Manager for the applicable period. Without such waiver, Management Fees stated above would be 1.35%, 12b-1 Distribution Fees would be .25%, Other Expenses would be 1.00% and Total Fund Operating Expenses would be 2.60%.


**       The Management Fee is payable at an annual rate equal
to 1.35% of the Fund's average daily net assets, subject to increase by up to 0.35% annually depending on the Fund's performance. See "Management Services."

***      Pursuant to the Rules of the National Association of
Securities Dealers, Inc., the aggregate annual distribution fees on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term shareholder of the Fund may pay more in distribution fees than the economic equivalent of 6.25% of such shareholder's investment in such shares.

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.


The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Other Expenses and Total Fund Operating Expenses are based on estimated amounts for the current fiscal year. In addition to the expenses noted above, the Fund will charge $15.00 for each wire redemption. See "How to Redeem Shares." For a further description of the various costs and expenses incurred in the Fund's operation, as well as expense reimbursement or waiver arrangements, see "Management Services."



INVESTMENT OBJECTIVE, POLICIES AND RISKS


INVESTMENT OBJECTIVES - The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they are high quality companies that conduct their business in a socially responsible manner. Current income is secondary to the primary goal. There can be no assurances that the Fund's investment objectives will be achieved.

SPECIAL CONSIDERATIONS - TYPES OF COMPANIES SOUGHT FOR
INVESTMENT - To assess whether a company is a high quality company that conducts its business in a socially responsible manner, the Fund considers a company's record in the areas of
(1) consumer protection and product safety, (2) protection and improvement of the environment and the proper use of natural resources, (3) equal employment opportunity, and (4) occupational health and safety. For example, consistent with its consumer protection screen, the Fund will not purchase shares in a company which manufactures tobacco products, produces hard liquor, manufactures or distributes pornography or involves itself in organized gambling. There are few generally accepted measures of achievement in these areas. The development of suitable measurement techniques, therefore, will be largely within the discretion and judgment of the management of the Fund. Management does not intend at present to evaluate in depth a company's activities not directly connected with the conduct of its business (such as participation in community improvement projects) or the secondary implications of corporate activities (for example, in examining banks, the business activities of their borrowers will not be evaluated).

        The Fund's special considerations tend to limit the availability of investment opportunities more than is customary with other investment companies. Management believes, however, that there are sufficient investment opportunities among companies which meet the Fund's special considerations to permit full investment, if management believes it desirable, in securities which meet the Fund's primary investment objective of capital growth through equity investment.

        The Fund's objectives and special considerations described above cannot be changed without approval by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the Fund's outstanding voting shares.

        The Fund's Board of Directors may adopt additional criteria or restrictions governing the Fund's investments if the Board of Directors determines that the new criteria or restrictions are consistent with the Fund's objective of investing in a socially responsible manner, but the Board may not change the four existing special considerations described above without shareholder approval.

THE INVESTMENT SELECTION PROCESS - Potential investment portfolio selections (based on traditional investment considerations, including an opinion of the fundamental value of the security and other market factors) are designated to the research staff. The staff begins a process of searching publicly available information about the company to determine its record in the areas of special concern to the Fund. Researchers use commercially available computer data bases and reviews and evaluations published or made available by "watchdog" groups whose interests focus on one or more of the special areas, such as the environment, as applicable. Additional data may be obtained, where practical, from local, state and federal agencies which maintain surveillance in certain areas of interest to the Fund and which provide this data to the public.

        If the initial evaluation reveals no negative pattern in the areas of special concern to the Fund, a company's securities are eligible for purchase.

        If it is determined at any stage that purchase or retention of the portfolio security is not consistent with the Fund's goal of investing in companies that are high quality companies that conduct their business in a socially responsible manner, the security will not be purchased or, if already purchased, will be sold as expeditiously as possible, consistent with the best interests of the Fund.

        The Manager will review new portfolio acquisitions in light of the Fund's special concerns at their next regular meeting. While the Manager will disqualify a company evidencing a pattern of conduct that is inconsistent with the Fund's special standards, the Manager need not disqualify a company on the basis of incidents that, in the Manager's judgment, does not reflect the company's policies and overall current level of performance in the areas of special concern to the Fund. The performance of companies in the areas of special concern are reviewed regularly to determine their continued eligibility.

MANAGEMENT POLICIES - Depending on market conditions, the Fund attempts to be invested fully in common stock, or securities convertible into common stock, which meet both traditional investment standards and the Fund's investment criteria described under "Types of Companies Sought for Investment."

        As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the Act. However, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

        The Fund may invest up to 5% of the value of its net assets in securities which are illiquid securities, provided such investments are consistent with the Fund's investment objective. Illiquid securities are securities which are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain options traded in the over-the-counter market and securities used to cover such options. Investment in illiquid securities subjects the Fund to the risk that it will not be able to sell such securities when it may be opportune to do so.

        During periods in which management believes adverse trends are occurring in the financial markets or the economy, the Fund may adopt a temporary defensive posture to preserve shareholders' capital by investing in U.S. Government securities, and also in corporate bonds, high grade commercial paper, repurchase agreements, time deposits, bank certificates of deposit, bankers' acceptances and other short-term bank obligations issued in this country as well as those issued in dollar denominations by the foreign branches of U.S. banks, and cash or cash equivalents, without limit as to amount, as long as such investments are made in securities of eligible companies and domestic banks. When the Fund has adopted a temporary defensive posture, the entire portfolio can be so invested. During such periods, the Fund may not achieve its investment objectives.

        Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York with respect to securities of the type in which the Fund may invest, and the Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. The Manager will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

        To earn additional income on its portfolio, the Fund may sell covered call option contracts on securities it owns to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option on a security owned by the Fund, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. The Fund may also purchase call and put option contracts. A purchased call allows the Fund to acquire a certain security at a specified price, during the life of the option contract.

        A put option allows the Fund to sell a certain security at a specified price, during the life of the option contract.
The amount of money paid for the option, the premium, is non-refundable, and may expose the Fund to loss of the premium.

        A more detailed description of the securities in which the Fund may invest can be found in the Statement of Additional Information.

        The Fund may invest in companies with substantial overseas activities, but, at present, management will not examine corporate activities carried on outside the United
States.

CERTAIN FUNDAMENTAL POLICIES - The Fund may (i) borrow money to the extent permitted under the Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets; (ii) invest up to 5% of the value of its total net assets in the securities of any one issuer (except securities of the U.S. Government or any instrumentality thereof); (iii) invest in companies having less than three years continuous operating history (including that of predecessors) but only in an amount up to 5% of the value of its net assets; and (iv) invest up to 25% of the value of its total assets in any single industry. This paragraph describes fundamental policies of the Fund which cannot be changed without approval by the holders of a majority (as defined in the Act) of the Fund's outstanding voting shares. See "Investment Objectives and Management Policies-Investment Restrictions" in the Fund's Statement of Additional Information.

CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES - The Fund may (i) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (ii) invest up to 5% of the value of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in other illiquid securities. See "Investment Objectives and Management Policies - Investment Restrictions" in the Fund's Statement of Additional Information.

INVESTMENT CONSIDERATIONS - The Fund will not seek to realize profits by anticipating short-term market movements. When market conditions permit, the Fund generally intends to retain securities for at least the statutory long-term capital gain period. The annual portfolio turnover rate indicates the rate of change in the Fund's portfolio; for instance, a rate of 100% would result if all the securities in the portfolio at the beginning of an annual period had been replaced by the end of the period. While the rate of portfolio turnover will not be a limiting factor when management deems changes appropriate, it is anticipated that, in view of the Fund's investment objectives, its annual portfolio turnover rate generally should not exceed 50%. When extraordinary market conditions prevail, a higher turnover rate and increased brokerage expenses may be expected.

CHANGES IN INVESTMENT POLICIES. Except as noted below, the foregoing investment policies are not fundamental and the Fund's Board of Trustees may change such policies without the vote of a majority of the Fund's outstanding voting securities. The Board will not change the Fund's investment objective of seeking to produce capital appreciation without such a vote. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information.


MANAGEMENT SERVICES


THE MANAGER. The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Labrador Investment Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund. The address of the Manager is 2344 Corte De La Jara, Pleasanton, California 94566. The Manager has no previous experience in advising a mutual fund.

         The Manager was founded in September 1997 by Peter Allen Schuh and Allen John Schuh. Peter Allen Schuh, the Chairman of the Board, President, Secretary and Treasurer of the Fund, is the Chairman of the Board and President of the Manager. Peter Allen Schuh is a co-portfolio manager of the Fund. Peter Allen Schuh holds a B.S. degree from California Polytechnic State University, San Luis Obispo. Peter Allen Schuh has co-authored several articles. Peter Allen Schuh worked at Merrill Lynch before starting Labrador Investment Advisors, Inc.

         Allen John Schuh, the vice-president of the Fund, is also the vice-president of the Manager and co-portfolio manager of the Fund. Allen John Schuh is currently a professor in the Department of Management & Finance at the California State University at Hayward. Allen John Schuh holds an A.B. degree from San Diego State University, a M.A. degree from the University of California, Berkeley, and a Ph.D. from The Ohio State University. Allen John Schuh has authored several dozen articles and papers dealing with decision theory, investing and related management issues. He has a management textbook in its fourth edition. His previous experience was with the accounting firm Ernst & Ernst, active duty with the United States Navy, and Lecturer at Old Dominion University. He has had many consulting assignments in his 30 year professional career. Professional memberships include; The Academy of Management, The Institute for Operations Research and The Management Sciences, The American Psychological Association and The American Psychological Society.

MANAGEMENT FEES. Under the terms of the Management
Agreement, the Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.35% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase the total management fee payable to the Manager (the "Total Management Fee") by up to .35% annual rate per year of the value of the Fund's average daily net assets.

         The monthly Total Management Fee is calculated as follows: (a) one-twelfth of 1.35% annual Base Fee rate (0.1125%) is applied to the Fund's average daily net assets over the most recent calendar month, giving a dollar amount which is the Base Fee for that month; (b) one-twelfth of the applicable performance adjustment rate from the table below is applied to the Fund's average daily net assets over the most recent calendar month, giving a dollar amount which is the Monthly Performance Adjustment (for the first twelve-month period no performance adjustment will be made); and (c) the Monthly Performance Adjustment is then added to the Base Fee and the result is the amount payable by the Fund to the Manager as the Total Management Fee for that month.


         The full range of Total Management Fee on an annualized basis is as follows:

- -----------------------------------------------------------
PERCENTAGE POINT DIFFERENCE BETWEEN FUND
PERFORMANCE (NET OF EXPENSES INCLUDING PERFORMANCE
ADVISORY FEES) AND PERCENTAGE CHANGE IN ADJUSTMENT

THE S&P 500 INDEX  BASE FEE (%)      RATE (%)    TOTAL FEE (%)
- -----------------------------------------------------------

+2.00 percentage points or more...  1.35%   .35%   1.70%

The period over which performance is measured is a rolling twelve-month period and the performance of the S&P 500 Index is calculated as the sum of the change in the level of the S&P
500 Index during the period.

         Because the maximum Monthly Performance Adjustment for the Fund applies whenever the Fund's performance exceeds the S&P 500 Index by 2.00% or more, the Manager could receive a maximum Monthly Performance Adjustment even if the performance of the Fund is negative. In 1972, the SEC issued Release No. 7113 under the Investment Company Act (the "Release") to call the attention of directors and investment advisers to certain factors which must be considered in connection with investment company incentive fee arrangements. One of these factors is to "avoid basing significant fee adjustments upon random or insignificant differences" between the investment performance of a fund and that of the particular index with which it is being compared. The Release provides that "preliminary studies (of the SEC staff) indicate that as a 'rule of thumb' the performance difference should be at least +/-10 percentage points" annually before the maximum performance adjustment may be made. However, the Release also states that "because of the preliminary nature of these studies, the Commission is not recommending, at this time, that any particular performance difference exist before the maximum fee adjustment may be made." The Release concludes that the directors of a fund "should satisfy themselves that the maximum performance adjustment will be made only for performance differences that can reasonably be considered significant." The Board of Trustees has fully considered the Release and believes that the performance adjustments are entirely appropriate although not within the +/-10 percentage points per year range suggested by the Release.

EXPENSES. All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

         The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.60% of average annual net assets of the Fund, except that the amount of such fee waiver shall not exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

PORTFOLIO TRANSACTIONS. The Management Agreement recognizes that in the purchase and sale of portfolio securities, the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates and research and analysis received may be useful to the Manager in connection with its services to other clients as well as to the Fund. In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.

PORTFOLIO TURNOVER. A change in securities held by the Fund is known as "portfolio turnover" which may result in the payment by the Fund of dealer spreads or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Although it is the policy of the Fund to hold securities for investment, changes in the securities held by the Fund will be made from time to time when the Manager believes such changes will strengthen the Fund's portfolio. It is estimated that the portfolio turnover of the Fund generally will not exceed 50%.

CUSTODIAN AND TRANSFER AGENT. Star Bank, N.A., 425 Walnut Street, M.L. 6118, P.O. Box 1118, Cincinnati, Ohio
45201-1118 is the Fund's custodian. American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109 Hauppauge, New York 11788 is the Fund's transfer agent and dividend disbursing agent (the "Transfer Agent").


HOW TO BUY SHARES


GENERAL. The minimum initial investment is $1,000 ($500 for IRA's). Subsequent investments ordinarily must be at least $50. The Fund reserves the right to reject any purchase order. The Fund reserves the right to vary or waive the initial and subsequent investment minimum requirements at any time.

         Purchase orders received in proper form before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time) on any day the Fund calculates its net asset value are priced according to the net asset value determined on that date. Purchase orders received in proper form after the close of trading on the New York Stock Exchange are priced as of the time the net asset value is next determined.

INITIAL PURCHASE.

         By Mail -- You may purchase shares of the Fund by completing and signing the application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Labrador Mutual Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

Overnight:

U.S. mail:        Labrador Mutual Fund
                  P.O. Box ________
                  _________________________

         By Wire -- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call American Data Services, Inc., the Fund's Transfer Agent, at ____________ to set up your account and obtain an account number. You should be prepared to provide the information on the application form to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:
         Star Bank, N.A. Cinti/Trust
         ABA #____________
         Attn:  Labrador Mutual Fund
         D.D.A. #
         Account Name
___________________________________________
        (write in account registration name)
         For the Account #
_____________________________________________
 (write in account # assigned by Transfer Agent)

You are required to mail a signed application to the Transfer
Agent at the following address in order to complete your initial wire purchase:

         Labrador Mutual Fund
         c/o American Data Services, Inc.
         Hauppauge Corporate Center
         150 Motor Parkway
	   Suite 109
	   Hauppauge, New York 11788

Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

ADDITIONAL INVESTMENTS. You may purchase additional shares of the Fund at any time (minimum of $50) by mail or wire. Each additional mail purchase request must contain the additional investment portion of your shareholder statement or a letter containing your name, the name of your account, your account number and the name of the Fund. Checks should be made payable to Labrador Mutual Fund and should be sent to the Custodian as set forth above under "INITIAL PURCHASE - By Mail". A bank wire should be sent as set forth above under "INITIAL PURCHASE - By Wire".

PURCHASES THROUGH PROCESSING ORGANIZATIONS. Shares of the Fund may also be purchased through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. Such shares may be transferred into the investor's name following procedures established by the Processing Organization and the Transfer Agent. The minimum initial and subsequent investments in the Fund for shareholders who invest through a Processing Organization generally will be set by the Processing Organization. Processing Organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Certain Processing Organizations may receive compensation from the Manager pursuant to the Fund's Distribution and Shareholder Servicing Plan. An investor contemplating investing with the Fund through a Processing Organization should read materials provided by the Processing Organization in conjunction with this Prospectus.

TAX SHELTERED RETIREMENT PLANS. Since the Fund is
oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k), 403(b) plans; Keogh (HR-10) Plans, qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open Such plans, as well as more specific information regarding these retirement plan choices. Consultation with an attorney or tax adviser regarding these plans
is advisable. Custodial fees and other processing fees
for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about IRA fees by calling the Transfer Agent at
______________.

AUTOMATIC INVESTMENT OPTION.  Please see "SYSTEMATIC
INVESTMENT PLAN" below.

PURCHASE OF FUND SHARES WITH COMPATABLE SECURITIES.
At the discretion of the Manager, an investor may submit securities in exchange for Labrador Mutual Fund shares, provided the stocks submitted meet all of the criteria of the Fund's portfolio at that time. Prior approval of such exchange is required.

NET ASSET VALUE. Shares of the Fund are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York
Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets by the total number of shares of the Fund outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Fund's Board of Trustees.


ADDITIONAL INFORMATION. Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.



HOW TO REDEEM SHARES


GENERAL. Investors may request redemption of Fund shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value.

          The Fund ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased Fund shares by check and subsequently submits a redemption request, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. This procedure does not apply to shares purchased by wire payment.

         The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $500 ($250 for IRA's) or less, for reasons other than market conditions, and remains so during the notice period.

REDEMPTION PROCEDURES. Shareholders who wish to redeem shares must do so through the Transfer Agent by mail or telephone.

         By Mail -- Redemption requests by mail must include your letter of instruction (including Fund name, account number, account name(s), address and the dollar amount or number of shares you wish to redeem) and should be addressed to:

                  Labrador Mutual Fund
                  c/o American Data Services, Inc.
         		Hauppauge Corporate Center
         		150 Motor Parkway
	   		Suite 109
	   		Hauppauge, New York 11788

         By Telephone -- Shareholders that have elected the telephone redemption option on the shareholder application form may make a telephone redemption request by calling the Transfer Agent at __________. The Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

         During times of drastic economic or market conditions, investors may experience difficulty in contacting the Transfer Agent by telephone to request a redemption of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. A shareholder may have redemption proceeds of $500 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $_____will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the Transfer Agent at ______________.

         Written redemption instructions must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchange Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.

      Investors may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Fund's procedures. Any questions with respect to signature guarantees should be directed to the Transfer Agent by calling
_____________.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


         Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limited to (i) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Manager under the Plan.


DIVIDENDS, DISTRIBUTIONS AND TAXES


         The Fund ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends are automatically reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in cash. All expenses are accrued daily and deducted before declaration of dividends to investors.

         Dividends derived from net investment income, together with distributions from net realized short-term securities gains, paid by the Fund will be taxable to U.S. shareholders as ordinary income for Federal income tax purposes. Distributions from net realized long-term securities gains of the Fund will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes. Dividends and distributions also may be subject to state and local taxes. The Fund's distributions are taxable in the year paid, regardless of whether they are received in cash or reinvested in additional shares of the Fund, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.
         Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distributions from securities gains, if any, paid during the year.

         An investor's redemption of Fund shares may result in a taxable gain or loss, depending upon whether the redemption proceeds payable to such investor are more or less than his adjusted tax basis for his redeemed shares.

         Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

         A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

         The Fund intends to qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for a 4% Federal excise tax on undistributed income.

         Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.


SYSTEMATIC INVESTMENT PLAN


         The Systematic Investment Plan permits investors to purchase shares of the Fund (minimum initial investment of $500 and minimum subsequent investments of $50 per transaction) at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at _________ to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in the Fund regardless of fluctuating price levels of the Fund's shares, investors should consider their financial ability to continue to purchase through periods of low price levels. The Fund may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.


ADVERTISING THE FUND'S PERFORMANCE


         From time to time the Fund advertises its "total return" and "average annual total return". These figures are based on historical earnings and are not intended to indicate future performance. The "total return" shows what an investment in shares of the Fund would have earned over a specified period of time (for example, one and five year periods or since inception), and assuming that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period; i.e., the average annual compound rate of return.

         From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's shares, the Lipper analysis assumes investment of all dividends and distributions paid. The Fund may also refer in advertisements or in other promotional material to articles, comments listings and columns in the financial press pertaining to the Fund's performance.


GENERAL INFORMATION


         The Fund is an open-end diversified portfolio of Labrador Mutual Fund (the "Trust"). The Trust was organized as a business trust under the laws of the state of Delaware in 1997. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are freely transferable. Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and nonassessable. Each share has one vote.

         The Trust's Board has authority to create additional portfolios of shares without shareholder approval. All consideration received by the Trust for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Trust) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio are treated separately from those of the other portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters, Trust shareholders vote together as a group; as to others, they vote separately by portfolio. By this Prospectus, shares of the Fund are being offered.

         In order to provide the initial capital for the Fund, Labrador Investment Advisors, Inc. has purchased a total of 10,000 shares of the Fund at $10.00 per share for an aggregate purchase price of $100,000. As long as Labrador Investment Advisors, Inc., owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.

         Shareholder inquiries may be made by writing to the Transfer Agent at American Data Services, Inc., Hauppauge
Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge,
New York 11788, or by calling ______________.

         The Fund is expected to retain the Distribution
Services of ADS Distributors, Inc., 101 Main Street, Suite E,
Safety Harbor, Florida  34695.
APPENDIX


         In connection with its investment objective and policies, the Fund may employ, among others, the following investment techniques which may involve certain risks. Options transactions involve "derivative securities."

OPTIONS TRANSACTIONS

         The Fund may invest up to 20% of its assets in exchange listed and negotiated put and call options. Such options may be on individual securities or on indexes. A put option gives the Fund, in return for the payment of a premium, the right to sell the underlying security or index to another party at a fixed price. If the market value of the underlying security or index declines, the value of the put option would be expected to rise. If the market value of the underlying security or index remains the same or rises, however, the put option could lose all of its value, resulting in a loss of the cost of the put option premium to the Fund.

         A call option gives the Fund, in return for the payment of a premium, the right to purchase the underlying security or index from another party at a fixed price. If the market value of the underlying security or index rises, the value of the call option would also be expected to rise. If the market value of the underlying security or index remains the same or declines, however, the call option could lose all of its value, resulting in a loss of the call option premium to the Fund.

LENDING PORTFOLIO SECURITIES

         From time to time, the Fund may lend securities, for a fee, from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33 1/3% of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest, dividends and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING MONEY

         As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the
value of such company's assets.   However, the Fund currently
intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. If borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.


CERTAIN PORTFOLIO SECURITIES


CONVERTIBLE SECURITIES

         Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.

MONEY MARKET INSTRUMENTS

         The Fund may invest, in the circumstances described under "Investment Objective, Policies and Risks," in the following types of money market instruments.

U.S. GOVERNMENT SECURITIES. The Fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrower from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

BANK OBLIGATIONS. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of banks, savings and loan associations and other banking institutions.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Fund will not invest more than 15% of the value of its net assets in such time deposits maturing in more than seven days and in other securities that are illiquid.

         Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P"), F-1 by Fitch Investors Service, Inc. ("Fitch") or Duff-1 by Duff & Phelps, Inc. ("Duff"), (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Manager to be of comparable quality to those rated obligations which may be purchased by the Fund. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals.

ILLIQUID SECURITIES

         The Fund may invest up to 5% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and options traded in the over-the-counter market and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


=======================================================


LABRADOR MUTUAL FUND



INVESTMENT MANAGER
Labrador Investment Advisors, Inc.
2344 Corte De La Jara
Pleasanton, California 94566


TRANSFER AGENT
American Data Services, Inc.
Hauppauge Corporate Center
150 Motor Parkway
Suite 109
Hauppauge, New York 11788


PORTFOLIO SECURITIES CUSTODIAN
Star Bank, N.A.
P.O. Box 1118
Cincinnati, Ohio 45201-1118


DISTRIBUTOR
ADS Distributors, Inc.
101 Main Street, Suite E
Safety Harbor, Florida  34695




INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.



PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO
COMPLETION


LABRADOR MUTUAL FUND



February ___, 1998


         This Statement of Additional Information, which is not a prospectus, expands upon and supplements the information contained in the current Prospectus of Labrador Mutual Fund (the "Fund") dated February ___, 1997. The Fund is set up as a series trust under the Laws of the State of Delaware. Labrador Mutual Fund, (the trust) was created on November 13, 1997. The Statement of Additional Information should be read in conjunction with the Prospectus, which may be obtained without charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.


         Labrador Investment Advisors, Inc. (the "Manager") is the Fund's investment manager.




TABLE OF CONTENTS


                                             Page

Investment Objective and Policies             2

Trustees and Officers                         4

Management                                    5

Distribution and Shareholder Servicing Plan   6

Portfolio Transactions                        7

Redemption of Fund Shares                     7

Valuation                                     8


General Information                           8



INVESTMENT OBJECTIVE AND POLICIES


         The investment objective and policies of the Fund are described in the Fund's Prospectus under the heading "Investment Objective, Policies and Risks" and in the Appendix to the Prospectus. In addition to its fundamental investment objective of seeking to produce capital appreciation, the Fund has adopted the following fundamental investment policies and restrictions. These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the"Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1. Purchase or retain any securities of an issuer if any of the officers or Trustees of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         2. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on future contracts or indexes.

         3. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

         4. Borrow money, except to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures or indexes shall not constitute borrowing.

         5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements.
However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets.

         6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

         7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

         8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         9. Invest more than 25% of the value of its total assets in any one industry.

         10. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

         11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         12. Purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus or Statement of Additional Information.

         13. Engage in short sales of securities, except as described in the Fund's Prospectus or Statement of Additional
Information.

         14. Invest more than 20% of its assets in securities of foreign issuers (whether directly or through American Depository
Receipts).

         15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

         16. Purchase securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition, and provided that any such purchase is permitted under the 1940 Act.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

         The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of the Fund's shares in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


TRUSTEES AND OFFICERS

         Trustees and officers of the Trust, together with their ages and information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

Peter Allen Schuh* (24)         Trustee, Chairman of the Board,
2344 Corte De La Jara           President, and Secretary of the
Pleasanton, California 94566    Trust; Chairman, Labrador
                                Investment Advisors, Inc.
                                Previously at Merrill Lynch,
                                Pierce, Fenner & Smith.

Allen John Schuh* (56)          Trustee, Vice President of the
2344 Corte De La Jara           Trust; Vice-President of Labrador
Pleasanton, California 94566    Investment Advisors, Inc.;
                                Professor in the Department of
                                Mangement & Finance at the
                                California State University
                                Hayward.

Leandro Vera (25)               Trustee of the Trust; Senior
5117 Glentree Drive             Consultant with IBM Global
San Jose, CA 95129              Services, previously with both
                                Coopers and Lybrand, L.L.P,;
                                and Deloitte Touche Consulting
                                Group.

Daniel Thomas Burke (26)        Trustee of the Trust; Chairman
834 Vallejo Street              of Re Think Technology, (a San
San Francisco, California 94133 Francisco based ergonomic and occupational safety design and
                                manufacturing company.  Marketing
                                Manager at International Micro-
                                Computer Software Incorporated.


         For so long as the Plan described in the section captioned "Distribution and Shareholder Servicing Plan" remains in effect, the Trust's Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Trust.

         No meetings of shareholders of the Trust will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

Under the Trust's Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when required in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

COMPENSATION TABLE





                      Pension or                         Total
                      Retirement                     Compensation
        Aggregate   Benefits Accrued    Estimated     from Trust
     Compensation     as part of      Annual Benefits
      from Trust    Trust Expenses    Upon Retirement

Name,
Position
Peter A..  625*            0                  0             625
Schuh,
Trustee,
Chairman,
President,
Secretary

Allen J.    500*           0                  0             500
Schuh
Trustee,
Vice-
President

Daniel T    500*           0                  0             500
Burke
Trustee

Leandro     500*           0                  0             500
Vera
Trustee

*Estimated payments for the current fiscal year ending December
31, 1998.

         The Fund typically pays its Directors an annual retainer fee and reimburses them for their Board meeting expenses. The Chairman of the Board receives an additional 25% of such compensation. The estimated aggregate amount of compensation paid to each Director by the Fund for the fiscal year ending December 31, 1998.

MANAGEMENT


         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Management Services."


         Under the Management Agreement dated March __, 1998, subject to the control of the Board of Trustees, Labrador Investment Advisors, Inc. (the "Manager"), manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of trustees of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund.

         Pursuant to an undertaking to a state securities administrator, the Management Fee of the Manager will be reduced in the amount, if any, by which total expenses, including the management fee, but excluding interest, taxes, brokerage commissions, redemption fees, distribution fees and certain extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average net assets, 2% of the next $70,000,000 and 1-1/2% thereafter.

         The Management Agreement is subject to annual approval by (i) the Trust's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees, including a majority of the Trustees who are not "interested persons" of any party to the Agreement, approved the Agreement at a meeting held on March __, 1998. The Agreement is terminable, without penalty, on 60 days' notice, by the Trust's Board of Trustees or by vote of the holders of a majority of the Trust's shares, or, on not less than 90 days' notice, by the Manager. As to the Fund, the Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Manager is a California corporation incorporated in 1997. Peter Allen Schuh is the Chief Executive Officer of the
Manager. Allen John Schuh is the Executive Senior Vice President of the Manager.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN


         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Distribution and Shareholder Servicing Plan."

         Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trust's Trustees have adopted such a plan (the "Plan"). The Trust's Trustees believe that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


         A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, the Plan provides that it may not be amended to increase materially the costs which shareholders may bear pursuant to the Plan without approval of such shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in the related Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was approved by the Trustees and by Labrador Investment Advisors, Inc., as sole shareholder of the Fund, on March__, 1998. The Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Plan agreements or by vote of holders of a majority of the Fund's shares. A Plan agreement is terminable, without penalty, at any time, by such vote of the Trustees, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's shares. A Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


PORTFOLIO TRANSACTIONS


         The Management Agreement recognizes that in the purchase and sale of portfolio securities the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager for their use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager to be beneficial to the Fund. In addition, the Manager is authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager in connection with its services to clients other than the Fund.

         In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

         Consistent with these considerations, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.


REDEMPTION OF FUND SHARES


         The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Payment may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.


VALUATION


         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"How to Buy Shares."

         Portfolio securities, including covered call options written by the Fund, and call or put options purchased by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

         Restricted securities, as well as securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.


GENERAL INFORMATION


         TRANSFER AGENT. American Data Services, Inc., Hauppauge
Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New
York 11788

         CUSTODIAN. Star Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45201-5220 serves as custodian of the Fund.

         AUDITOR. Marie Jones, C.P.A., independent auditor, has been selected as the auditor of the Fund. The business address is 19437 Burgundy Way, Saratoga, California 95070.


LABRADOR MUTUAL FUND

Part C.

OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      (i)      Inapplicable


                  (ii)     Inapplicable

         (b)      Exhibits

            (1)            Agreement and Declaration of Trust

            (2)            Bylaws

            (3)            Inapplicable

            (4)            Inapplicable

            (5)            Inapplicable

            (6)            Inapplicable

            (7)            Inapplicable

            (8)            Inapplicable

            (9)            Inapplicable

           (10)            Inapplicable

           (11)            Inapplicable

           (12)            Inapplicable

           (13)            Inapplicable

           (14)            Inapplicable

           (15)            Inapplicable

           (16)            Inapplicable

           (17)            Inapplicable

           (18)            Inapplicable



ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON
                  CONTROL WITH REGISTRANT.

                  No person is directly or indirectly
                  controlled by or under
                  common control with the Registrant.

ITEM 26.          Inapplicable

ITEM 27,          INDEMNIFICATION.

Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to Article III, Section 7 of the Declaration of Trust of Labrador Mutual Fund (the "Trust")(Exhibit 1) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980). Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Investment Advisory and Management Agreement, Administration Agreement and
Custodian Agreement which are identical to those in the Declaration of Trust noted above.


ITEM 28.          BUSINESS AND OTHER CONNECTIONS
                  OF THE INVESTMENT ADVISER

                  (a)      Inapplicable

                  (b)      Inapplicable

ITEM 29.          PRINCIPAL UNDERWRITERS.

                  (a)      Inapplicable

                  (b)      Inapplicable

                  (c)      Inapplicable

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

Accounts, books and other documents required to be
maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 2344 Corte De La Jara Plaza, Pleasanton, California 94566 or at the offices of the Registrant's transfer agent located at 150 Motor Parkway, Hauppauge, New York 11788

ITEM 31.          MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A
                  AND B.

                  Inapplicable

ITEM 32.          UNDERTAKINGS.

                  (a)      Inapplicable

                  (b)      Inapplicable

                  (c)      The Registrant undertakes that, if
                           so requested, it will furnish each
                           person to whom a prospectus is
                           delivered with a copy of
                           Registrant's latest annual
                           report to shareholders without
                           charge.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant and has duly caused this amendment to Registration Statement to be signed on its behalf by the, undersigned, therunto duly authorized, in the City of Pleasanton, State of California, on the 22nd day of February, 1998.

LABRADOR MUTUAL FUND

                                     By: /S/ PETER ALLEN SCHUH

                                    --------------------------
                        Peter Allen Schuh, Chairman, President



EXHIBITS

(1)         AGREEMENT AND DECLARATION OF THE TRUST

AGREEMENT AND DECLARATION OF TRUST
(as Amended February 22, 1998)
of

LABRADOR MUTUAL FUND
(Formerly known as Labrador Fund)
a Delaware Business Trust





Principal Place of Business:
2344 Corte De La Jara
Pleasanton, California 94566


Formed:
November 13, 1997
(As Amended February 22, 1998)


TABLE OF CONTENTS


AGREEMENT AND DECLARATION OF TRUST

LABRADOR MUTUAL FUND


ARTICLE I		Name and Definitions
1.	Name
2.	Definitions
(a)	Trust
(b)	Trust Property
(c)	Trustees
(d)	Shares
(e)	Shareholder
(f)	Person
(g)	Investment Company Act
(h)	Commission and Principal Underwriter
(i)	Declaration of Trust
(j)	By-Laws
(k)	Interested Person
(l)	Investment Adviser
(m)	Series
(n)	Class
(o)	Voting Interest

ARTICLE II	Purpose of Trust
ARTICLE III	Shares
1.	Division of Beneficial Interest
2.	Ownership of Shares
3.	Investments in the Trust
4.	Status of Shares and Limitation of
      Personal Liability
5.	Power of Board of Trustees to Change
      Provisions Relating to Shares
6.	Establishment and Designation of Series and Classes
(a)	Assets With Respect to a Particular Series
(b)	Liabilities Held With Respect to a
      Particular Series or Class
(c)	Dividends, Distributions, Redemptions
      and Repurchases
(d)	Voting
(e)	Equality
(f)	Fractions
(g)	Exchange Privilege
(h)	Combination of Series
(i)	Elimination of Series
7.	Indemnification of Shareholders

ARTICLE IV	The Board of Trustees

1.	Number, Election and Tenure
2.	Effect of Death, Resignation, etc.
      of a Trustee
3.	Powers
4.	Payment of Expenses by the Trust
5.	Payment of Expenses by Shareholders
6.	Ownership of Assets of the Trust
7.	Service Contracts

ARTICLE V     Shareholders' Voting Powers and Meetings

1.	Voting Powers
2.	Voting Power and Meetings
3.	Quorum and Required Vote
4.	Action by Written Consent
5.	Record Dates
6.	Additional Provisions

ARTICLE VI   Net Asset Value, Distributions,
             and Redemptions

1.    Determination of Net Asset Value, Net
      Income and Distributions
2.	Redemptions and Repurchases
3.	Redemptions at the Option of the Trust

ARTICLE VII	Compensation and Limitation of
Liability of Trustees

1.	Compensation
2.	Indemnification and Limitation of Liability
3.	Trustee's Good Faith Action, Expert
      Advice, No Bond or Surety
4.	Insurance

ARTICLE VIII	Miscellaneous

1.	Liability of Third Persons Dealing
      with Trustees
2.	Termination of Trust, Series or Class
3.	Merger and Consolidation
4.	Amendments
5.	Filing of Copies, References, Headings
6.	Applicable Law
7.	Provisions in Conflict with Law or Regulations
8.	Business Trust Only
9.	Use of the Identifying Words "Labrador Mutual"
      and Related Phrases


AGREEMENT AND DECLARATION OF TRUST

OF

LABRADOR MUTUAL FUND



WHEREAS, THIS AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a Delaware business trust in accordance with the provisions hereinafter set forth,

NOW, THEREFORE, the Trustees hereby direct that a Certificate of Trust be filed with Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the pro rata benefit of the holders of Shares in this Trust.


ARTICLE I

Name and Definitions

Section 1.  Name.  This Trust shall be known as
LABRADOR MTUTAL FUND, and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

(a)	The "Trust" refers to the Delaware business trust
established by this Agreement and Declaration of Trust, as amended from time to time;

(b) The "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust, including without limitation the rights referenced in Article VIII, Section 9 hereof;

(c) "Trustees" refers to the persons who have signed this Agreement and Declaration of Trust, so long as they continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly elected or appointed to serve on the Board of Trustees in accordance with the provisions hereof, and reference herein to a Trustee or the Trustees shall refer to such person or persons in their capacity as trustees hereunder;

(d)	"Shares" means the shares of beneficial interest
into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares, and if the Shares of any Series shall be divided into Classes, "Shares" means the Shares belonging to a particular Class (as the context may require);

(e)	"Shareholder" means a record owner of outstanding
Shares;

(f)	"Person" means and includes individuals,
corporations, partnerships, trusts, associations, joint ventures, estates and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

(g)	The "Investment Company Act" refers to the
Investment Company Act of 1940 and the Rules and Regulations thereunder, all as amended from time to time;

(h)	The terms "Commission" and "Principal Underwriter"
shall have the meanings given them in the Investment Company Act;

(i)	"Declaration of Trust" shall mean this Agreement
and Declaration of Trust, as amended or restated from time to time;

(i)	"By-Laws" shall mean the By-Laws of the Trust as
amended from time to time and incorporated herein by reference;

(k)	The term "Interested Person" has the meaning given
it in Section 2(a)(19) of the Investment Company Act;

(l)	"Investment Adviser" or "Manager" means a party
furnishing services to the Trust pursuant to any contract described in Article IV, Section 7(a) hereof;

(m)	"Series" refers to each Series of Shares
established and designated under or in accordance with the provisions of Article III;

(n)	"Class" means a Class of Shares established and
designated under or in accordance with the provisions of Article
III; and

(o)	"Voting Interests" shall mean (i) the number of
Shares outstanding times net asset value per Share where two or more Series or Classes of Shares of the Trust are voted in the aggregate or (ii) the number of Shares of each Series or Class where Shareholders vote by separate Series or Classes.


ARTICLE II

Purpose of Trust

The purpose of the Trust is to conduct, operate and carry on the business of a management investment company registered under the Investment Company Act through one or more
Series investing primarily in securities.

ARTICLE III

Shares

Section 1.  Division of Beneficial Interest.  The
beneficial interest in the Trust shall at all times be divided into an unlimited number of Shares, with a par value of $.01 per Share. The Trustees may authorize the division of Shares into separate Series and the division of Series into separate Classes of Shares. The different Series and Classes shall be established and designated, and the variations in the relative rights and preferences as between the different Series and Classes shall be fixed and determined, by the Trustees. If only one or no Series or Classes shall be established, the Shares shall have the rights and preferences provided for herein and in Article III, Section 6 hereof to the extent relevant and not otherwise provided for herein, and all references to Series (and Classes) shall be construed (as the context may require) to refer to the Trust.

Subject to the provisions of Section 6 of this Article
III, each Share shall have voting rights as provided in Article V hereof, and holders of the Shares of any Series shall be entitled to receive dividends when, if and as declared with respect thereto in the manner provided in Article VI, Section 1 hereof. No Shares shall have any priority or preference over any other Share of the same Series and Class with respect to dividends or distributions upon termination of the Trust or of such Series or such Class made pursuant to Article VIII, Section 4 hereof. All dividends and distributions shall be made ratably among all Shareholders of a particular Class of a particular Series and, if no Classes, of a particular Series from the assets held with respect to such Series according to the number of Shares of such Class of such Series or of such Series held of record by such Shareholder on the record date for any dividend or distribution or on the date of termination, as the case may be. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Series, although the Trustees may provide for the automatic conversion of one Class of Shares of a Series into another Class of Shares of the same Series upon the occurrence of certain specific events. The Trustees may from time to time divide or combine the Shares of any particular Series or Class into a greater or lesser number of Shares of that Series or Class without thereby materially changing the proportionate beneficial interest of the Shares of that Series or Class in the assets held with respect to that Series or materially affecting the rights of Shares of any other Series or Class.

Section 2.  Ownership of Shares.  The ownership of
Shares shall be recorded on the books of the Trust or a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class of each Series.
 No certificates certifying the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the transfer of Shares of each Series or Class of each Series and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series or Class of each Series and as to the number of Shares of each Series or Class held from time to time by each.

Section 3. Investments in the Trust. Investments may be accepted by the Trust from such Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

Section 4. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder, by virtue of having become a Shareholder, shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but entitles such representative only to the rights of said deceased Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

Section 5.  Power of Board of Trustees to Change
Provisions Relating to Shares. Notwithstanding any other provision of this Declaration of Trust and without limiting the power of the Board of Trustees to amend the Declaration of Trust as provided elsewhere herein, the Board of Trustees shall have the power to amend this Declaration of Trust, at any time and from time to time, in such manner as the Board of Trustees may determine in their sole discretion, without the need for Shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this Declaration of Trust, provided that before adopting any such amendment without Shareholder approval the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that Shareholder approval is not otherwise required by the Investment Company Act or other applicable law. If Shares have been issued, Shareholder approval shall be required to adopt any amendments to this Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares of any Series or Class of any Series or to increase or decrease the par value of the Shares of any Series or Class of any Series.

Subject to the foregoing Paragraph, the Board of Trustees may amend the Declaration of Trust to amend any of the provisions set forth in paragraphs (a) through (i) of Section 6 of this Article III.

Section 6.  Establishment and Designation of Series and
Classes. The establishment and designation of any Series or Class of Shares shall be effective upon the resolution by a majority of the then Trustees, adopting a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class. Each such resolution shall be incorporated herein by reference upon adoption.
Shares of each Series or Class established pursuant to this Section 6, unless otherwise provided in the resolution establishing such Series, shall have the following relative rights and preferences:

(a)	Assets Held with Respect to a Particular Series.
All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably be held with respect to that Series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Asset so allocated to a particular Series shall be held with respect to that Series.
Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.

(b)	Liabilities Held With Respect to a Particular
Series or Class. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges and reserves attributable to that Series.
Specific Classes within each Series shall be charged with the liabilities, expenses, costs, charges and reserves attributable to that Class. Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series, or within a Series, to any particular Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all Series and Classes for all purposes. All Persons who have extended credit which has been allocated to a particular Series, or who have a claim or contract which has been allocated to any particular Series, shall look, and shall be required by contract to look exclusively, to the assets of that particular Series for payment of such credit, claim, or contract. In the absence of an express contractual agreement so limiting the claims of such creditors, claimants and contract providers, each creditor, claimant and contract provider will be deemed nevertheless to have impliedly agreed to such limitation unless an express provision to the contrary has been incorporated in the written contract or other document establishing the claimant relationship.

(c)	Dividends, Distributions, Redemptions and
Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article VI, no dividend or distribution including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Shares of any Series or Class shall be effected by the Trust other than from the assets held with respect to such Series, nor, except as specifically provided in Section 7 of this Article III, shall any Shareholder of any particular Series or Class within such Series otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the Investment Company Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

(d)	Voting.  All Shares of the Trust entitled to vote
on a matter shall vote separately by Series (and, if applicable, by Class): that is, the Shareholders of each Series or Class shall have the right to approve or disapprove matters affecting the Trust and each respective Series or Class as if the Series or Classes were separate companies. There are, however, two exceptions to voting by separate Series or Classes. First, if the Investment Company Act requires all Shares of the Trust to be voted in the aggregate without differentiation between the separate Series or Classes, then all the Trust's Shares shall be entitled to vote based on the dollar value of their Shares as described below in Article V, Section 1. Second, if any matter affects only the interests of some but not all Series or Classes, then only the Shareholders of such affected Series or Classes shall be entitled to vote on the matter.

(e)	Equality.  All the Shares of each particular
Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to particular Classes within that Series and such rights and preferences as may have been established and designated with respect to Classes of Shares within such Series), and, except for rights and preference among Classes, each Share of any particular Series shall be equal to each other Share of that Series.

(f)	Fractions.  Any fractional Share of a Series or
Class shall carry proportionately all the rights and obligations of a whole share of that Series, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

(g)	Exchange Privilege.  The Trustees shall have the
authority to provide that the holders of Shares of any Series and Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Classes of the same Series in accordance with such requirements and procedures as may be established by the Trustees.

(h)	Combination of Series.  The Trustees shall have
the authority, without the approval of the Shareholders of any Series unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.

(i)	Elimination of Series.  At any time that there are
no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may by resolution of a majority of the then Trustees abolish that Series or Class and rescind the establishment and designation thereof.



Section 7.  Indemnification of Shareholders.  If any
Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the applicable Series of the Trust against all loss and expense arising from such claim or demand.


ARTICLE IV

The Board of Trustees

Section 1.  Number, Election and Tenure.  The number of
Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be fewer than one (1) nor more than fifteen
(15). The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove Trustees with or without cause. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the Voting Interests of the Trust as defined in Article I, Section 2(n). A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Voting Interests of the Trust as defined in Article I, Section 2(n).

Section 2.  Effect of Death, Resignation, etc. of a
Trustee. The death, declination, resignation, retirement, removal, or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled as provided in Article IV, Section l, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Board of Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to fill vacancies, the Trust's Investment Adviser(s) are empowered to appoint new Trustees subject to the provisions of Section 16(a) of the Investment Company Act.

Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Board of Trustees, and such Board shall have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees consisting of one or more Trustees, which may exercise the powers and authority of the Board of Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain an administrator and a portfolio adviser for each Series of Shares; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and, in general, delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of
the Trust made	by the Trustees in good faith shall be
conclusive.
 In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified or required by law, any action by the Board of Trustees shall be deemed effective if approved or taken by a majority of the Trustees then in office.

Without limiting the foregoing, the Trust shall have power and authority:

(a)	To invest and reinvest cash, to hold cash
uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the U.S. Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments;

(b)	To sell, exchange, lend, pledge, mortgage,
hypothecate, lease, or write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

(c)	To vote or give assent, or exercise any rights of
ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

(d)	To exercise powers and right of subscription or
otherwise which in any manner arise out of ownership of securities;


(e)	To hold any security or property in a form not
indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

(f)	To consent to or participate in any plan for the
reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;


(g)	To join with other security holders in acting
through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

(h)	To compromise, arbitrate or otherwise adjust
claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;

(i)	To enter into joint ventures, general or limited
partnerships and any other combinations or associations;

(j)	To borrow funds or other property in the name of
the Trust exclusively for Trust purposes;

(k)	To endorse or guarantee the payment of any notes
or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;

(l)	To purchase and pay for entirely out of Trust
Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding Shares, holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability; and

(m)	To adopt, establish and carry out pension, profit-
sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

Section 4.  Payment of Expenses by the Trust.  The
Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser or manager, principal underwriter, auditors, counsel, custodian, transfer agent, Shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.

Section 5.  Payment of Expenses by Shareholders.  The
Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, for charges of the Trust's custodian or transfer, Shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee.
 Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents has been executed and delivered.

Section 7.  Service Contracts.

(a)	Subject to such requirements and restrictions as
may be set forth in the By-Laws, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series with any corporation, trust, association or other organization; and any such contract may contain such other terms as the Trustees may determine, including without limitation, authority for the Investment Adviser or administrator to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

(b)	The Trustees may also, at any time and from time
to time, contract with any corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series or Classes or other securities to be issued by the Trust. Every such contract shall comply with such requirements and restrictions as may be set forth in the By-Laws; and any such contract may contain such other terms as the Trustees may determine.

(c)	The Trustees are also empowered, at any time and
from time to time, to contract with any corporations, trusts, associations or other organizations, appointing it or them the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series. Every such contract shall comply with such requirements and restrictions as may be set forth in the By-Laws or stipulated by resolution of the Trustees.

(d)	The Trustees are further empowered, at any time
and from time to time, to contract with any entity to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

(e)	The fact that:

(i)	any of the Shareholders, Trustees, or
officers of the Trust is a shareholder, director, officer, partner, trustee, employee, investment adviser, manager, principal underwriter, distributor, or affiliate or agent of or for any corporation, trust, association, or other organization, or for any parent or affiliate of any organization with which an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or

(ii)	any corporation, trust, association or other
organization with which an advisory, management or administration contract or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may have been or may hereafter be made also has an advisory, management or administration contract, or principal underwriter's or distributor's contract, or transfer, shareholder servicing or other service contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided approval of each such contract is made pursuant to the requirements of the Investment Company Act.


ARTICLE V

Shareholders' Voting Powers and Meetings

Section 1. Voting Powers. Subject to the provisions of Article III, Section 6(d), the Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1, and (ii) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. As appropriate, voting may be by Series or Class. A Shareholder of each Series shall be entitled to one vote for each dollar of net asset value (number of Shares owned times net asset value per Share) per Share of such Series, on any matter on which such Shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.
Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

Section 2. Voting Power and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in Article IV, Section l and for such other purposes as may be prescribed by law, by this Declaration of Trust or by the By-Laws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees.
 Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven (7) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under this Declaration of Trust or the By-Laws, a written waiver thereof, executed before or after the meeting by such Shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

Section 3. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, forty percent (40%) of the Voting Interests, as defined in Article I, Section 2(o), entitled to vote shall constitute a quorum at a Shareholders' meeting. When any one or more Series or Classes is to vote as a single Class separate from any other Shares, forty percent (40%) of the Shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series. Any meeting of Shareholders may be adjourned from time to time by a majority of the Voting Interests, as defined in Article I, Section 2(o), properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Subject to the provisions of Article III, Section 6(d), when a quorum is present at any meeting, a majority of the Voting Interests, as defined in Article I, Section 2(o), voted shall decide any questions and a plurality shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law.

Section 4.  Action by Written Consent.  Any action
taken by shareholders may be taken without a meeting if Shareholders holding a majority of the Voting Interests, as defined in Article I, Section 2(o), entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust or by the By-Laws or by applicable law) and holding a majority (or such larger proportion as aforesaid) of the Shares of any Series or Class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

Section 5.  Record Dates.  For the purpose of
determining the Shareholders of any Series or Class who are entitled to vote or act at any meeting or any adjournment thereof, the Trustees may from time to time fix a time, which shall be not more than ninety (90) days before the date of any meeting of Shareholders, as the record date for determining the Shareholders of such Series or Class having the right to notice of and to vote at such meeting and any adjournment thereof, and in such case only Shareholders of record on such record date shall have such right, notwithstanding any transfer of shares on the books of the Trust after the record date. For the purpose of determining the Shareholders of any Series or Class who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series or Class having the right to receive such dividend or distribution. Without fixing a record date the Trustees may for voting and/or distribution purposes close the register or transfer books for one or more Series for all or any part of the period between a record date and a meeting of Shareholders or the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 6.  Additional Provisions.  The By-Laws may
include further provisions for Shareholders' votes and meetings and related matters.


ARTICLE VI

Net Asset Value, Distributions and Redemptions

Section 1.  Determination of Net Asset Value, Net
Income and Distributions. Subject to Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-laws or in a duly adopted vote of the Trustees such bases and time for determining the per-Share net asset value of the Shares of any Series and Class or net income attributable to the Shares of any Series and Class, or the declaration and payment of dividends and distributions on the Shares of any Series and Class, as they may deem necessary or desirable.

Section 2.  Redemptions and Repurchases.  The Trust
shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust or a Person designated by the Trust that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof, in accordance with the By-Laws and applicable law. Payment for said Shares shall be made by the Trust to the Shareholder within seven days after the date on which the request is made in proper form. The obligation set forth in this Section 2 is subject to the provision that in the event that any time the New York Stock Exchange (the "Exchange") is closed for other than weekends or holidays, or if permitted by the Rules of the Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series or during any other period permitted by order of the Commission for the protection of investors, such obligations may be suspended or postponed by the Trustees.
The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any corporation or other Person in transferring securities selected for delivery as all or part of any payment in kind.

Section 3.  Redemptions at the Option of the Trust.
The Trust shall have the right, at its option and at any time, to redeem Shares of any Shareholder at the net asset value thereof as described in Section 1 of this Article VI: (i) if at such time such Shareholder owns Shares of any Series having an aggregate net asset value of less than an amount determined from time to time by the Trustees prior to the acquisition of said Shares; or
(ii) to the extent that such Shareholder owns Shares of a particular Series equal to or in excess of a percentage of the outstanding Shares of that Series determined from time to time by the Trustees; or (iii) to the extent that such Shareholder owns Shares equal to or in excess of a percentage, determined from time to time by the Trustees, of the outstanding Shares of the Trust or of any Series.


ARTICLE VII

Compensation and Limitation of Liability of Trustees

Section 1. Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust, and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

Section 2.  Indemnification and Limitation of
Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.  Trustee's Good Faith Action, Expert Advice,
No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.


ARTICLE VIII

Miscellaneous

Section 1.  Liability of Third Persons Dealing with
Trustees. No Person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

Section 2.  Termination of Trust, Series or Class.
Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or Class (in the case of a proposed termination of a Class) may be terminated at any time by vote of a majority of the Shares of that Series or by the Trustees by written notice to the Shareholders of that Series or Class.

Upon termination of the Trust (or any Series or Class, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities held, severally, with respect to each Series and Class (or the applicable Series or Class, as the case may be), whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets held, severally, with respect to each Series and Class (or the applicable Series or Class, as the case may be), to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds held with respect to each Series and Class (or the applicable Series or Class, as the case may be), to the Shareholders of that Series or Class, as a Series or Class, ratably according to the number of Shares of that Series or Class held by the several Shareholders on the date of termination.

Section 3. Merger and Consolidation. The Trustees may cause (i) the Trust or one or more of its Series or Classes to the extent consistent with applicable law to be merged into or consolidated with another trust or company, (ii) the Shares of the Trust or any Series to be converted into beneficial interests in another business trust (or series thereof) created pursuant to this Section 3 of Article VIII, or (iii) the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. Such merger or consolidation, Share conversion or Share exchange must be authorized by vote of a majority of the Voting Interests of the Trust, as defined in
Article I, Section 2(o), as a whole, or any affected Series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have the power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate business trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Series into beneficial interests in such separate business trust or trusts (or series thereof).

Section 4. Amendments. This Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the then Trustees and, if required, by approval of such amendment by Shareholders in accordance with Article V, Section 3 hereof. Any such restatement and/or amendment hereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.

Section 5.  Filing of Copies, References, Headings.
The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendment, references to this instrument, and all expressions like "herein," "hereof" and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

Section 6.  Applicable Law.  This Agreement and
Declaration of Trust is created under and is to be governed by and construed and administered according to the laws of the State of Delaware and the Delaware Business Trust Act, as amended from time to time (the "Act"). The Trust shall be a Delaware business trust pursuant to such Act, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a business trust.

Section 7.  Provisions in Conflict with Law or
Regulations.

(a)	The provisions of the Declaration of Trust
are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the Investment Company Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

(b)	If any provision of the Declaration of Trust
shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust in any jurisdiction.
Section 8. Business Trust Only. It is the intention of the Trustees to create a business trust pursuant to the Delaware Business Trust Act, as amended from time to time (the "Act"), and thereby to create only the relationship of trustee and beneficial owners within the meaning of such Act between the Trustees and each Shareholder. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to such Act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

Section 9.  Use of the Identifying Words "Labrador
Mutual" and Related Phrases. The identifying words "Labrador Mutual Fund" and all rights to the use of such identifying words belong to Labrador Investment Advisors, Inc. Labrador Investment Advisors, Inc. has licensed the Trust to use the identifying word "Labrador" in the Trust's name and to use the identifying word "Labrador" in the name of any series of the Trust. If Labrador Investment Advisors, Inc. is not appointed or ceases to be the Investment Adviser for the Trust, the non-exclusive license may be revoked by Labrador Investment Advisors, Inc., and the Trust and any series thereof shall respectively cease using the identifying words "Labrador Mutual" unless otherwise consented to by Labrador Investment Advisors, Inc. or any successor to Labrador Investment Advisors, Inc.'s interest.



[REMAINDER OF PAGE LEFT BLANK]


IN WITNESS WHEREOF, the initial Trustee named below does hereby make and enter into this Declaration of Trust as of the 22nd day of February 1998.




----------------------------
Peter Allen Schuh
2344 Corte De La Jara
Pleasanton, California 94566

THE PRINCIPAL PLACE OF BUSINESS OF THE TRUST IS 2344 CORTE DE LA
JARA, PLEASANTON, CALIFORNIA 94566.